Notes to the consolidated statements of income (Tables)	6 Months Ended
Jun. 30, 2026
Notes to the consolidated statements of income
Schedule of revenue

Revenue

in € K

	Revenue from	Revenue from
	contracts with	insurance	Revenue from
	customers	contracts	lease contracts	Total

	For the three months ended June 30, 2026
Healthcare services	3,252,174	—	—	3,252,174
Healthcare products	1,065,085	—	24,935	1,090,020
Insurance contracts	—	518,372	—	518,372
Total	4,317,259	518,372	24,935	4,860,566

	For the three months ended June 30, 2025
	Revenue from	Revenue from
	contracts with	insurance	Revenue from
	customers	contracts	lease contracts	Total
Healthcare services	3,225,352	—	—	3,225,352
Healthcare products	1,058,347	—	19,735	1,078,082
Insurance contracts	—	488,279	—	488,279
Total	4,283,699	488,279	19,735	4,791,713

	For the six months ended June 30, 2026
	Revenue from	Revenue from
	contracts with	insurance	Revenue from
	customers	contracts	lease contracts	Total
Healthcare services	6,396,681	—	—	6,396,681
Healthcare products	2,066,972	—	43,669	2,110,641
Insurance contracts	—	965,391	—	965,391
Total	8,463,653	965,391	43,669	9,472,713

	For the six months ended June 30, 2025
	Revenue from	Revenue from
	contracts with	insurance	Revenue from
	customers	contracts	lease contracts	Total
Healthcare services	6,501,665	—	—	6,501,665
Healthcare products	2,137,538	—	42,325	2,179,863
Insurance contracts	—	991,639	—	991,639
Total	8,639,203	991,639	42,325	9,673,167

Schedule of disaggregation of revenue by categories

Disaggregation of revenue by categories

in € K

	For the three months ended		For the six months ended
	June 30,		June 30,
	2026	2025	2026	2025
Care Delivery	3,478,314	3,380,682	6,771,882	6,827,510
Thereof: U.S.	2,896,823	2,817,322	5,662,243	5,708,592
Thereof: International	581,491	563,360	1,109,639	1,118,918
Value-Based Care	536,137	505,695	1,026,507	1,035,186
Care Enablement	1,371,060	1,347,843	2,670,053	2,714,775
Inter-segment eliminations	(524,945)	(442,507)	(995,729)	(904,304)
Total	4,860,566	4,791,713	9,472,713	9,673,167

Schedule of selling, general and administrative expenses

Selling, general and administrative expense

in € K

	For the three months ended		For the six months ended
	June 30,		June 30,
	2026	2025	2026	2025
Distribution costs (1)	151,132	152,888	298,667	309,373
General and administrative expense (1)	584,880	639,091	1,186,283	1,233,292
Selling, general and administrative expense	736,012	791,979	1,484,950	1,542,665
(1)

The Company reclassified €31,364 and €65,372 from “Distribution costs” to “General and administrative expense” for the three and six months ended June 30, 2025 as a result of a change in accounting policy made to improve the presentation of core administrative functions that support the Company’s operational infrastructure, particularly in relation to patient service-related costs within the revenue cycle management process, including insurance verification, pre-authorizations, coding, claims submission, cash posting, and denial management.

Schedule of amounts included in other operating income

Other operating income

in € K

	For the three months ended		For the six months ended
	June 30,		June 30,
	2026	2025	2026	2025
Foreign exchange gains	169,696	293,395	294,442	408,311
Gains on right-of-use assets, from the sale of fixed assets, clinics and investments	(1,682)	4,109	13,693	6,571
Revaluation of certain investments (1)	3,258	7,506	3,258	7,506
Income from strategic transactions and programs	14,264	7,483	14,264	7,937
Changes in fair value of the derivatives embedded in Virtual Power Purchase Agreements (vPPAs)	100	18,810	4,111	28,597
Other	21,970	11,642	36,223	25,338
Other operating income	207,606	342,945	365,991	484,260

Schedule of amounts included in other operating expense

Other operating expense

in € K

	For the three months ended		For the six months ended
	June 30,		June 30,
	2026	2025	2026	2025
Foreign exchange losses	169,993	311,644	298,501	433,821
Losses on right-of-use assets, from the sale of fixed assets, clinics and investments	1,436	1,626	2,383	2,962
Revaluation of certain investments (1)	20	(2,460)	6,380	65,146
Expenses from strategic transactions and programs	30,604	15,976	165,592	40,859
Changes in fair value of the derivatives embedded in vPPAs	13,739	4,187	20,423	10,646
Other	19,043	16,130	47,313	41,237
Other operating expense	234,835	347,103	540,592	594,671
(1)	Primarily driven by the remeasurement of the Company’s investment in Humacyte, Inc. for the three and six months ended June 30, 2026 and 2025.

Schedule of expenses from strategic transactions and programs

Expenses from strategic transactions and programs

in € K

	For the three months ended		For the six months ended
	June 30,		June 30,
	2026	2025	2026	2025
Impairment of intangible and tangible assets(1)	18,559	10,861	123,695	12,468
Legacy Portfolio Optimization	227	10,540	227	12,147
FME25+ Program	18,332	321	123,468	321
Impairment resulting from the measurement of assets held for sale	—	2,846	—	8,864
Legacy Portfolio Optimization	—	2,846	—	8,864
Loss from the sale of business	—	—	650	—
Legacy Portfolio Optimization	—	—	650	—
Other(2)	12,045	2,269	41,247	19,527
FME25+ Program	3,369	—	21,781	—
Legacy Portfolio Optimization	8,676	1,116	19,466	18,065
Legal Form Conversion Costs	—	1,153	—	1,462
Expenses from strategic transactions and programs	30,604	15,976	165,592	40,859
(1)	For the three and six months ended June 30, 2026 and 2025, the amounts primarily relate to costs of revenue and, to a lesser extent, to selling, general and administrative expense.
(2)	For the three months ended June 30, 2026, the amounts relate primarily to selling, general and administrative expense and, to a lesser extent, to costs of revenue. For the six months ended June 30, 2026, the amounts primarily relate to costs of revenue and, to a lesser extent, to selling, general and administrative expense. For the three and six months ended June 30, 2025, the amounts primarily relate to selling, general and administrative expense.

Schedule of reconciliation of basic and diluted earnings per share

Reconciliation of basic and diluted earnings per share

in € K, except share and per share data

	For the three months ended		For the six months ended
	June 30,		June 30,
	2026	2025	2026	2025
Numerator:
Net income attributable to shareholders of FME AG	218,377	225,270	335,906	376,492

Denominators:
Weighted average number of shares outstanding	268,438,292	293,413,449	271,823,512	293,413,449
Potentially dilutive shares (see note 10)	—	—	—	—

Basic earnings per share	0.81	0.77	1.24	1.28
Diluted earnings per share	0.81	0.77	1.24	1.28

Schedule of number of shares acquired in the context of the share buyback programs

Treasury Stock

			Total number of
			shares purchased	Maximum value of
			and retired	shares that may yet
			as part of publicly	be purchased under
	Total number of	Average price per	announced plans or	the plans or
Period	shares purchased	share	programs	programs
		in €		in € K

August 2025	2,084,733	42.68	2,084,733	511,021
September 2025	1,479,790	42.45	1,479,790	448,210
October 2025	788,260	46.38	788,260	411,651
November 2025	4,164,232	41.10	4,164,232	240,485
December 2025	5,607,549	40.26	5,607,549	—
January 2026	2,898,373	37.29	2,898,373	305,474
February 2026	2,596,794	39.67	2,596,794	202,449
March 2026	3,705,233	38.72	3,705,233	58,973
April 2026	1,523,855	38.67	1,523,855	—
May 2026	155,000	37.15	155,000	594,242
June 2026	2,299,945	39.49	2,299,945	503,409
Total repurchased shares (1)	27,303,764	40.12	27,303,764	503,409

Cancellation of repurchased shares	24,848,819	40.19	24,848,819	—

Treasury Stock held on June 30, 2026	2,454,945	39.35	2,454,945	—
(1)	The difference between the maximum value of shares that may yet be purchased under the Company’s share buyback program and the liability for such shares of €19,281 as of June 30, 2026 results from the timing of payments made for share repurchases on a weekly basis. The difference is recorded in the consolidated statements of equity within Additional paid-in capital.